Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks Management (Detail) - Interest rate risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Interest rate swap [member] | FEMSA [member]
Disclosure of Interest Rate Risk Exposure [line items]
Change in Bps.	100	100	100
Effect on Equity	$ (359,000)	$ (452,000)	$ (550,000)
Interest rate swap [member] | Coca-Cola FEMSA [member]
Disclosure of Interest Rate Risk Exposure [line items]
Change in Bps.	100	100
Effect on Equity	$ (1,976,000)	$ (234,000)
Unhedged Portion Bank Loans [member]
Disclosure of Interest Rate Risk Exposure [line items]
Change in interest rate	100	100	100
Effect on profit loss	$ 145	$ (251)	$ (354)